Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2014 Security Securities	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Carrying value of pledged securities		$ 88,400,000	$ 87,900,000
Restricted stock investment in FHLB stock		4,100,000	5,000,000
Federal Reserve Bank stock		$ 471,000	$ 471,000
Number of securities sold during the period	0
Number of securities in unrealized loss position		34
Number of securities in continuous loss position		19